BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of the Group's borrowings

	December 31,
	2020	2019
Notes	208,155	183,935
Bank and other loans	221,113	159,384
Total borrowings	429,268	343,319
Less: current portion	(34,125)	(71,746)
Total borrowings, non-current	395,143	271,573

Schedule of the Group's notes

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Currency	2020)	2020	2019
MTS International Notes due 2023	USD	5.00%	33,091	27,712
MTS PJSC Notes due 2025	RUB	8.00%	14,987	14,984
MTS PJSC Notes due 2022	RUB	7.70%	14,980	14,969
MTS PJSC Notes due 2023	RUB	6.85%	14,971	14,961
MTS PJSC Notes due 2027	RUB	6.60%	14,971	—
MTS PJSC Notes due 2021	RUB	8.85%	9,999	9,995
MTS PJSC Notes due 2026	RUB	7.90%	9,998	9,998
MTS PJSC Notes due 2022	RUB	9.00%	9,998	9,995
MTS PJSC Notes due 2021	RUB	7.10%	9,997	9,992
MTS PJSC Notes due 2025	RUB	7.25%	9,990	9,988
MTS PJSC Notes due 2022	RUB	6.45%	9,988	9,973
MTS PJSC Notes due 2024	RUB	8.70%	9,986	9,982
MTS PJSC Notes due 2022	RUB	5.50%	9,984	—
MTS PJSC Notes due 2023	RUB	6.50%	9,860	9,351
MTS PJSC Notes due 2024	RUB	8.60%	7,488	7,485
MTS PJSC Notes due 2027	RUB	6.60%	6,980	—
MTS PJSC Notes due 2022	RUB	8.40%	4,994	4,991
MTS PJSC Notes due 2026	RUB	6.60%	4,990	—
MTS PJSC Notes due 2031	RUB	7.50%	891	891
Other			12	12
MTS International Notes due 2020	USD	8.625%	—	18,616
MTS PJSC Notes due 2020	RUB	7.90%	—	40
Total notes			208,155	183,935
Less: current portion			(20,813)	(27,937)

Total notes, non-current			187,342	155,998

Schedule of dates of the announcement of the sequential coupon for note issuances

MTS PJSC Notes due 2031	March 2021

Schedule of the Group's loans from banks and financial institutions

		Interest rate
		(actual at
		December 31,	December 31,	December 31,
	Maturity	2020)	2020	2019
RUB-denominated:
VTB	2024-2026	4.75%-5.50%	129,091	43,893
Sberbank	2021-2024	5.99%-10.00%	85,001	103,832
Subsidized loans[1]	2021-2025	1.75%-2.85%	1,845	—
Related party loans	2022-2024	4.25%-8.70%	1,803	688
Other			3,373	10,971
Total bank and other loans			221,113	159,384
Less: current portion			(13,312)	(43,809)
Total bank and other loans, non-current			207,801	115,575

(1)See Note 3 for further information

Schedule of total available unused credit facilities

	Currency	Maturity	Interest rate	Available till	Available amount
Sberbank	RUB	2025	To be agreed	August 2025	130,000
Sberbank	RUB	2024	To be agreed	May 2024	65,000
Sberbank	RUB	2024	To be agreed	August 2024	20,000
VTB	RUB	2028	To be agreed	August 2028	5,000
Rosselhozbank	RUB/USD/EUR	2021	To be agreed	November 2021	5,000
VEB	RUB	2025	0.1 CBR key rate[1] + 2.42%	November 2023	4,348
Cisco	RUB	2023	To be agreed	January 2021	283
ZTV	RUB	2022	CBR key rate[1]	July 2022	224
Total					229,855

(1) CBR–Central Bank of Russia

Schedule of aggregated scheduled maturities of principal on notes and bank loans

	December 31, 2020
		Bank loans
	Notes	and other debt
Payments due in the year ending December 31,
2021	35,262	25,244
2022	62,453	52,944
2023	66,263	39,457
2024	22,845	36,005
2025	28,525	91,692
Thereafter	39,845	15,072
Contractual undiscounted cash flows	255,193	260,414
Less: unamortized debt issuance costs	(244)	—
Less: interest	(46,794)	(38,374)
Less: debt modification	—	(909)
Less: subsidized interest rate effect	—	(18)
Total debt	208,155	221,113